Condensed Balance Sheets - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash	$ 482	$ 135,975	$ 528,742
Prepaid expenses and other current assets	63,500	59,000	23,017
Due from Related Party	7,335	7,335
Total Current Assets	71,317	202,310	551,759
Cash and Marketable securities held in Trust Account	81,059,308	81,055,288	80,536,183
TOTAL ASSETS	81,130,625	81,257,598	81,087,942
Current liabilities
Accounts payable and accrued expenses	509,463	398,748	42,281
Promissory note – related party	65,000		32,291
Total Current Liabilities	574,463	398,748	74,572
Warrant liabilities	12,792,088	9,033,095	9,078,166
TOTAL LIABILITIES	13,366,551	9,431,843	9,152,738
Commitments
Class A ordinary shares subject to possible redemption, 6,233,100 and 6,636,795 shares at redemption value as of June 30, 2021 and December 31, 2020, respectively	62,764,071	66,825,754	66,935,203
Shareholders’ Equity
Preference shares value
Class A ordinary shares value	182	141	136
Class B ordinary shares value	208	208	208
Additional paid-in capital	9,705,087	5,643,445	5,534,001
Accumulated deficit	(4,705,474)	(643,793)	(534,344)
Total Shareholders’ Equity	5,000,003	5,000,001	5,000,001
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 81,130,625	$ 81,257,598	$ 81,087,942